Employee Benefits - Summary of Remeasurements of Employee Benefit Plans (Detail) - Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	$ 475	$ 892	$ 966
Actuarial (gains) arising from exchange rates	(30)	(21)	(2)
Remeasurements during the year, net of tax	100	221	295
Actuarial losses and (gains) arising from changes in financial assumptions	1,071	(617)	(367)
Effect on settlement	8
Amount accumulated in other comprehensive income as of the end of the period, net of tax	$ 1,624	$ 475	$ 892